Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	¥ 335,174	¥ 305,454
Short-term investments in debt and equity securities (Notes 3 and 4)	115,900	43,893
Other short-term investments (Note 3)	160,331	179,843
Trade receivables
Notes (Note 7)	22,054	27,061
Accounts (Note 7)	257,850	268,927
Less allowances for doubtful accounts and sales returns (Note 6)	(5,062)	(4,705)
Trade Accounts And Notes Receivable, Net, Current, Total	274,842	291,283
Inventories (Note 5)	335,802	296,450
Advance payments	59,192	65,812
Deferred income taxes (Note 15)	41,499	47,349
Other current assets (Notes 4, 6, 8, 10 and 12)	44,695	38,299
Total current assets	1,367,435	1,268,383
Investments and advances:
Long-term investments in debt and equity securities (Notes 3 and 4)	738,212	506,490
Other long-term investments (Notes 3, 4, 6 and 7)	14,847	12,661
Total investments and advances	753,059	519,151
Property, plant and equipment (Notes 4 and 10):
Land	63,268	61,808
Buildings	344,167	323,014
Machinery and equipment	826,881	788,692
Construction in progress	11,821	13,546
Less accumulated depreciation	(975,580)	(918,236)
Total property, plant and equipment	270,557	268,824
Goodwill (Notes 2 and 9)	116,632	103,425
Intangible assets (Notes 2 and 9)	59,326	54,583
Other assets (Notes 6, 8, 10, 11 and 15)	69,695	68,487
Total assets	2,636,704	2,282,853
Current liabilities:
Short-term borrowings (Note 10)	4,064	3,135
Current portion of long-term debt (Notes 4 and 10)	12,360	9,817
Trade notes and accounts payable	122,424	111,249
Other notes and accounts payable	48,224	52,018
Accrued payroll and bonus	56,068	52,420
Accrued income taxes	23,353	22,214
Other accrued liabilities (Note 13)	31,347	39,135
Other current liabilities (Notes 4, 12 and 15)	29,611	36,642
Total current liabilities	327,451	326,630
Non-current liabilities:
Long-term debt (Notes 4 and 10)	19,466	20,855
Accrued pension and severance liabilities (Note 11)	36,812	36,322
Deferred income taxes (Note 15)	235,954	146,229
Other non-current liabilities (Note 15)	29,795	37,875
Total non-current liabilities	322,027	241,281
Total liabilities	649,478	567,911
Commitments and contingencies (Note 13)
Kyocera Corporation shareholders' equity:
Common stock: Authorized 600,000 shares Issued 377,619 shares	115,703	115,703
Additional paid-in capital	162,666	163,062
Retained earnings	1,415,784	1,368,512
Accumulated other comprehensive income	250,963	50,138
Common stock in treasury, at cost: 15,739 shares at March 31, 2013 and 10,752 shares at March 31, 2014	(35,033)	(51,258)
Total Kyocera Corporation shareholders' equity	1,910,083	1,646,157
Noncontrolling interests	77,143	68,785
Total equity (Note 14)	1,987,226	1,714,942
Total liabilities and equity	¥ 2,636,704	¥ 2,282,853